Financial Instruments and Risk Management - Disclosure of detailed information about contractual maturities of financial liabilities (Details)	Dec. 31, 2020 CAD ($)	Nov. 12, 2020 CAD ($)	Nov. 12, 2020 USD ($)	Dec. 31, 2019 CAD ($)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and accrued liabilities	$ 1,320,220			$ 747,582
Promissory note		$ 47,299	$ 37,149
CEBA loan payable	28,727
Preference shares	517,773			449,287
Put liability	894,617			$ 718,531
Total	5,798,515
Within 1 year [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and accrued liabilities	1,359,449
Promissory note	47,299
Within 2 to 5 years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
CEBA loan payable	40,000
Preference shares	958,430
Greater than 5 years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Put liability	$ 3,393,337